Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	8.17%	(26.00%)	(9.98%)	23.80%
UBS Engage For Impact Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	16.46%	(22.35%)	16.23%	16.94%	23.64%
UBS Global Allocation Fund | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	9.68%	(16.80%)	8.23%	13.84%	19.03%	(7.56%)	17.09%	1.57%	(1.70%)	6.55%
UBS International Sustainable Equity Fund | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	15.39%	(14.10%)	3.34%	12.96%	22.61%	(16.71%)	31.21%	(0.80%)	(1.12%)	5.40%
UBS U.S. Small Cap Growth Fund | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	13.80%	(28.12%)	5.22%	60.52%	29.95%	(4.46%)	19.44%	6.69%	(2.26%)	7.50%
UBS Multi Income Bond Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.67%	(11.74%)	(1.49%)	6.51%	10.62%	(2.08%)	4.80%	2.68%	(3.04%)	4.69%
UBS Sustainable Development Bank Bond Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	4.52%	(10.41%)	(2.46%)	6.80%	6.80%